Selling, general and administrative expenses (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Selling General And Administrative Expenses [Line Items]
Personnel expenses		₨ 1,573,512		₨ 1,474,755	₨ 1,441,496
Marketing and promotion expenses		249,043		267,241	301,072
Administrative and other expenses	[1]	2,691,091		3,132,624	2,652,246
Selling, general and administrative expense		4,513,646	$ 59,874	4,874,620	4,394,814
Cost Of Goods Sold And Services Rendered [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		308,494		360,556	293,611
Selling General And Administrative Expenses [Member]
Disclosure Of Selling General And Administrative Expenses [Line Items]
Administrative and other expenses		₨ 80,246		₨ 101,363	₨ 127,417

[1]	Includes net foreign exchange loss of ₹ 2,975, ₹ 51,936 and ₹ Nil for the years ended March 31, 2020, 2019 and 2018 respectively